Indebtedness to related parties	12 Months Ended
Dec. 31, 2023
Indebtedness To Related Parties
Indebtedness to related parties

Note  20.   Indebtedness to related parties

On October 1, 2016, the SEALSQ Group entered into a Revolving Credit Agreement (the “Revolving Credit”) with its parent WISeKey International Holding Ltd to borrow funds within a credit period starting on October 1, 2016, and ending on December 31, 2017, when all outstanding funds would become immediately due and payable. Outstanding loan amounts under the Revolving Credit bore an interest rate of 3% per annum. Repayments before the end of the credit period were permitted. On November 1, 2017, the Group and WISeKey entered into the First Amendment to the Revolving Credit Agreement extending the credit period by 2 years to December 31, 2019. On March 16, 2021, the Group and WISeKey entered into the Second Amendment to the Revolving Credit Agreement extending the credit period by another 2 years to December 31, 2022. On November 1, 2022, the Group and WISeKey entered into the Third Amendment to the Revolving Credit Agreement pursuant to which the interest rate was amended to 2.5% per annum.

On April 1, 2019, the SEALSQ Group entered into a loan agreement with WISeCoin AG, an affiliate of WISeKey, pursuant to which WISeCoin AG commits to loan EUR 250,000 to the SEALSQ Group, at an interest rate of 3% per annum, amended to 2.5% on November 3, 2022. The loan has no maturity date.

On October 1, 2019, the SEALSQ Group entered into a loan agreement with WISeCoin AG pursuant to which WISeCoin AG commits to loan USD 2,750,000 to the SEALSQ Group, at an interest rate of 3% per annum, amended to 2.5% on November 3, 2022. The loan has no maturity date.

On November 12, 2020, WISeKey provided a Funding Commitment to extend shareholder loans (each the “Shareholder Loan”) to the Group for a maximum aggregate amount of USD 4 million to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million. The Shareholder Loans bore interest of 3% per annum. There were no set repayment dates for the Shareholder Loans.

On April 1, 2021, the Group entered into a Debt Remission Agreement (the “Debt Remission”) with WISeKey pursuant to which an outstanding amount of EUR 5 million (USD 5,871,714 at historical rate) owed to WISeKey was remitted without any compensation from the Group. Per the terms of the Debt Remission, WISeKey will have the right to reinstate the debt and ask for repayment in fiscal years when SEALSQ France SAS achieves a positive income before income tax expense, in an amount calculated based on the income before income tax expense and as agreed by the parties. As such, because of the repayment clause, the loan amount covered by the Debt Remission continues to be shown as noncurrent liabilities included in the line Indebtedness to related parties, noncurrent. The outstanding amount under the Debt Remission is revalued at each period end at the applicable closing rate. On December 20, 2023, the Group and WISeKey entered into an agreement to write off EUR 2 million (USD 2,191,282 at historical rate) of the outstanding Debt Remission amount. Therefore, as at December 31, 2023, an amount of EUR 3 million (USD 3,311,700) remained outstanding under the Debt Remission.

On June 28, 2021, the Group entered into a Debt Transfer Agreement with its parent, WISeKey, and an affiliate of WISeKey, WISeKey SA, pursuant to which WISeKey extended a loan of USD 1,463,664 to the Group to repay an overdue creditor balance in that same amount owed to WISeKey SA. The loan bore interest at the rate of 3% per annum and was repayable by December 31, 2022.

On December 31, 2021, the Group entered into a Debt Transfer Agreement with WISeKey pursuant to which WISeKey extended a loan of USD 1,910,754 to the Group with an interest rate of 3% per annum, repayable on December 31, 2023.

On June 30, 2022, the Group entered into a Debt Transfer Agreement with WISeKey pursuant to which WISeKey extended a loan of USD 444,542 to the Group with an interest rate of 3% per annum, repayable on December 31, 2024.

On August 31, 2022, the Group entered into a Debt Transfer Agreement with WISeKey and WISeKey SA pursuant to which WISeKey extended a loan of USD 381,879 to the Group with an interest rate of 3% per annum, repayable on December 31, 2024.

On December 15, 2022, and in view of the negative equity position of the Group, WISeKey as then sole shareholder of the SEALSQ Group resolved to recapitalize the Group by forfeiting EUR 7 million (USD 7,348,397 at historical rate) out of the loans outstanding in exchange for the issuance of 175,000 new shares in SEALSQ France SAS, par value EUR 1. Under French law, such a recapitalization is only possible if the loans to be forfeited are immediately repayable. Therefore, respectively on November 1, 2022 and November 3, 2022, the Group entered into a First Amendment to the Debt Transfer Agreements and into the Fourth Amendment to the Revolving Credit Agreement pursuant to which the loans owed under the Debt Transfer Agreements dated June 28, 2021, December 31, 2021, June 30, 2022 and August 31, 2022 as well as all amounts due under the Revolving Credit became due and payable on November 30, 2022.

Because of the requirement under French law, we analyzed the amendment of the maturity of the loans and Revolving Credit as being part of the substance of the recapitalization transaction. We assessed the recapitalization as a capital transaction between related parties in line with ASC 470-50 and, therefore, in the year ended December 31, 2022, recorded a credit entry of USD 183,710 in share capital corresponding to the new issue of 175,000 shares and a credit of USD 7,164,687 to additional paid-in capital, with a total debit entry of USD 7,348,397 to Indebtedness to related parties, noncurrent.

On December 31, 2022, the Group entered into a Debt Transfer Agreement with WISeKey pursuant to which WISeKey extended a loan of USD 283,754 to the Group with an interest rate of 3% per annum, repayable on December 31, 2024.

As at December 31, 2022, the Group owed WISeKey USD 1,198,746 in loans under the various agreements and the unamortized debt discount balance was USD 35,340, hence a carrying value of USD 1,163,406 as at December 31, 2022.

On January 1, 2023, the SEALSQ Group entered into a loan agreement with WISeKey (the “New Loan”) which replaced all outstanding loan agreements. Per the terms of the New Loan, WISeKey extended a loan to the SEALSQ Group of up to USD 5 million, with an interest rate of 2.5% per annum, repayable on or around December 31, 2024. A first tranche loan of USD 1,407,497 was drawn on January 1, 2023, which was made up of the balance of USD 1,198,746 outstanding from previous loan agreements as at December 31, 2022 and an additional loan amount of USD 208,751. We determined the New Loan to be a troubled debt restructuring under ASC 470-60, where the future undiscounted cash flows of the New Loan were more than the net carrying value of USD 1,163,406 of the original debt with WISeKey. Therefore, in line with ASC 470-60, we recorded the New Loan with a new effective interest rate of 12.3% established based on the carrying value of the original debt and the revised cash flows. A total interest rate accrual of USD 244,091 was recorded as a debit to Indebtedness to related parties, current at inception and the unamortized debt discount balance on the previously outstanding loans of USD 35,340 was extinguished, hence a net credit to APIC of USD 208,751. In line with ASC 470-60, no gain was recorded in the income statement.

All entities in the SEALSQ Group are subject to management fees from WISeKey and WISeKey’s affiliates. Where the payment terms have been defined, the classification between current and noncurrent follows the payment terms, however, where there is no set payment date for these fees, they have been classified as noncurrent.

As at December 31, 2023, the Group owed WISeKey and WISeKey’s affiliates noncurrent debts in an aggregate amount of USD 9,695,576, made up of loans and unpaid management fees, and current debts in an aggregate amount of USD 1,407,497. The unamortized effective interest balance of the current debts was USD 129,691, hence a carrying value of the current debts of USD 1,277,806 as at December 31, 2023. In the year 2023, an aggregate effective interest expense of USD 114,400 was recorded in the income statement.

As at December 31, 2023, the Group also held an accounts payable balance of USD 1,377,871 with WISeKey in relation to interest on outstanding loans and the recharge of management services, classified as accounts payable to shareholders.